Statement of Changes in Stockholders' Equity (Parenthetical) - Greenland Exploration Limited - $ / shares	1 Months Ended	7 Months Ended
	Jun. 30, 2025	Dec. 31, 2025
Issuance of common shares	1,500,000	1,500,000
Warrants exercise price	$ 15	$ 15